Loans (Aging Of Recorded Investment In Past Due Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	$ 598	$ 741
60 - 89 Days Past Due	616	167
Greater than 90 Days Past Due	176	240
Total Past Due	1,390	1,148
Loans Not Past Due	302,294	262,253
Nonaccrual Loans Not > 90 Days Past Due	1,249	1,308
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		18
60 - 89 Days Past Due	9
Greater than 90 Days Past Due	28	121
Total Past Due	37	139
Loans Not Past Due	43,707	46,393
Nonaccrual Loans Not > 90 Days Past Due	196	248
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due	598	521
60 - 89 Days Past Due	161	55
Greater than 90 Days Past Due	148	68
Total Past Due	907	644
Loans Not Past Due	81,078	50,801
Nonaccrual Loans Not > 90 Days Past Due	492	481
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	28,950	28,790
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		115
60 - 89 Days Past Due	446
Total Past Due	446	115
Loans Not Past Due	57,573	48,879
Nonaccrual Loans Not > 90 Days Past Due	446	477
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	30,169	35,900
Real Estate, Commercial, Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	8,300	6,225
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		52
Total Past Due		52
Loans Not Past Due	24,662	23,589
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Greater than 90 Days Past Due		51
Total Past Due		51
Loans Not Past Due	20,789	15,414
Nonaccrual Loans Not > 90 Days Past Due	20
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		30
60 - 89 Days Past Due		102
Total Past Due		132
Loans Not Past Due	1,048	1,301
Nonaccrual Loans Not > 90 Days Past Due	95	102
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 Days Past Due		5
60 - 89 Days Past Due		10
Total Past Due		15
Loans Not Past Due	$ 6,018	$ 4,961